Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

13.Related party transactions

The following related parties have engaged in transactions with the Company during the year ended December 31, 2024:

a)	Bloom Burton Securities Inc. (“BBSI”) - an entity that is jointly controlled by Brian Bloom, a director of the Company. BBSI acted as lead agent in the December 2024 equity offering (Note 8). Related to the December Equity Offering on December 17, 2024, the Company paid $3,960 in commission and reimbursed BBSI for $141 in legal and related fees.
b)	Mr. William Jarosz, previously the Chief Executive Officer of iCo Therapeutics Inc. (“iCo”), the entity the Company completed a reverse takeover transaction with on August 13, 2021, and a former Director of the Company, had provided consulting services to iCo that were unpaid as of the date of the reverse takeover and this liability was assumed by the Company. Following the reverse takeover, Mr. Jarosz provided consulting services to the Company until November 2023. During the year ended December 31, 2024, the Company fully settled the outstanding balance of $706.

Key management personnel consist of the Company’s Chief Executive Officer, Chief Scientific Officer, Chief Medical Officer, Chief Discovery Officer, former Chief Business Officer and Chief Financial Officer and the Directors of the Company. The remuneration of key management personnel is as follows:

	December 31, 2025	December 31, 2024
	$	$
Salaries and management fees	2,676	2,299
Stock-based compensation	2,060	1,093
Total	4,736	3,392